UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☑	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2013 to March 31, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)
May  13, 2013

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.  1
(Exact name of securitizer as specified in its charter)

025-00709	0001013611
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Bianca A. Russo, Managing Director and Secretary, (212) 648-0946
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐ 2

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1
J.P. Morgan Chase Commercial Mortgage Securities Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period in the commercial mortgage-backed securities asset class that were securitized by it or its predecessors, including J.P. Morgan Commercial Mortgage Finance Corp. (CIK # 0001013611), Chase Commercial Mortgage Securities Corp. (CIK # 0000911023), and Bear Stearns Commercial Mortgage Securities Inc. (CIK # 0000908987).

2
This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to Provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without reasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.  In addition, the information in this Form ABS-15G does not include any previously-reported repurchase request or demand for which there has been no change in reporting status during this reporting period from the status previously reported.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1 (CIK # 0001318660)	X	JPMorgan Chase Bank, N.A.	54	765,548,737	26.6	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Nomura Credit & Capital, Inc.	54	804,974,588	28.0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Hypothekenbank Frankfurt AG, New York Branch1	27	637,658,615	22.2	1	27,500,000	1.7	0	0.00	0.00	0	0.00	0.00	1	27,500,000	1.7	0	0.00	0.00	0	0.00	0.00	2
		LaSalle Bank National Association	72	417,562,708	14.5	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		PNC Bank, National Association	26	252,818,110	8.8	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			233	2,878,562,757		1	27,500,000		0	0.00		0	0.00		1	27,500,000		0	0.00		0	0.00
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10 (CIK # 0001345780)	X	Wells Fargo Bank, National Association	87	1,045,680,699	39.7	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Bear Stearns Commercial Mortgage Inc.	41	733,548,442	27.9	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Prudential Mortgage Capital Funding, LLC	52	567,658,070	21.6	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	13,317,722	0.6	0	0.00	0.00	3
		Nationwide Life Insurance Company	11	184,822,393	7.0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Principal Commercial Funding, LLC	21	101,970,068	3.9	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			212	2,633,679,672		0	0.00		0	0.00		0	0.00		0	0.00		1	13,317,722		0	0.00
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 (CIK # 0001411136)	X	Bear Stearns Commercial Mortgage, Inc.	48	707,854,716	21.7	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	7,947,996	0.3	0	0.00	0.00	4
		Wells Fargo Bank, National Association	110	1,117,082,391	34.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Principal Commercial Funding , LLC	34	673,335,838	20.7	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Prudential Mortgage Capital Company, LLC	46	489,239,422	15.0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Nationwide Life Insurance Company	26	272,748,456	8.4	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			264	3,260,260,823		0	0.00		0	0.00		0	0.00		0	0.00		1	7,947,996		0	0.00
Total by Asset Class						1	27,500,000		0	0.00		0	0.00		1	27,500,000		2	21,265,718		0	0.00

1 Formerly known as Eurohypo AG, New York Branch.

2 The subject asset is the Harbor Court/55 Merchant Street loan, which represented approximately 1.0% of the outstanding principal balance of the asset pool as of the securitization date.  On March 8, 2013, the servicer requested that Hypothekenbank Frankfurt AG, New York Branch either (1) cure a replacement mortgage that was addressed to the prior trustee of the asset pool or (2) repurchase the loan.

3 The asset subject to the repurchase request was paid off during December 2012.  For any asset that was paid off or liquidated during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

4 The asset subject to the repurchase request was paid off during December 2012.  For any asset that was paid off or liquidated during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP. (Securitizer)

By:	/s/ Brian Baker
Name: Brian Baker
Title: President and Chief Executive Officer

Date: May 13, 2013